Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Significant accounting policies [Abstract]
Disclosure of foreign exchange rates used o translate monetary items [Text Block]
The main exchange rates and UF used to translate monetary assets and liabilities, expressed in foreign currency at the end and average of each period in respect to U.S. dollars, are as follows:

	Closing exchange rates		Average exchange rates
Currencies	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$
Brazilian real	5.18	4.02	5.14	4.11
New Peruvian sol	3.62	3.31	3.60	3.35
Argentine peso	84.14	59.83	82.62	59.86
Japanese yen	105.56	108.90	103.81	109.12
Euro	0.81	0.89	0.82	0.90
Mexican peso	19.93	18.89	19.97	19.11
Australian dollar	1.30	1.43	1.33	1.45
Pound Sterling	0.74	0.76	0.74	0.76
South African rand	14.61	14.06	14.88	14.42
Chilean peso	710.95	748.74	731.92	767.22
Chinese yuan	6.51	6.98	6.53	7.01
Indian rupee	73.30	71.31	73.65	71.16
Thai Baht	29.94	29.97	30.08	30.22
Turkish lira	7.36	5.94	7.70	5.85
UF (*)	40.89	37.81	39.73	36.90

Disclosure of useful lives of property, plant and equipment [Text Block]
The useful lives used for the depreciation and amortization of assets included in property, plant and equipment in years are presented below:

Classes of property, plant and equipment	Minimum life or rate (years)	Maximum life or rate (years)	life or average rate in years
Mining assets	3	7	6
Energy generating assets	3	16	9
Buildings	3	25	13
Supplies and accessories	2	10	7
Office equipment	5	5	5
Transport equipment	5	8	6
Network and communication equipment	4	10	8
IT equipment	5	11	7
Machinery, plant and equipment	5	25	13
Other property, plant and equipment	3	15	10